Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep. 10, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 20, 2017